RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of major related parties and their relationships (Details)	12 Months Ended
Dec. 31, 2022
Small Ye Group
Nature of relationships	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Jixi
Nature of relationships	An associate of the Group (incorporated in 2018)	[1]
Tianshi
Nature of relationships	An associate of the Group (incorporated in 2017)
Weixin
Nature of relationships	An associate of the Group (incorporated in 2018)
Zhaomu
Nature of relationships	An associate of the Group (incorporated in 2018)	[1]
Bixin
Nature of relationships	An associate of the Group (incorporated in 2019)
Haomei
Nature of relationships	An associate of the Group (incorporated in 2019)	[1]
Yunnong
Nature of relationships	An associate of the Group (incorporated in 2019)
Zhengdao
Nature of relationships	An associate of the Group (incorporated in 2019)	[1]
Yuncheng
Nature of relationships	An associate of the Group (incorporated in 2020)	[1]
Jimi
Nature of relationships	An associate of the Group (incorporated in 2020)
Huaji
Nature of relationships	An associate of the Group (incorporated in 2020)	[1]
Jibi
Nature of relationships	An associate of the Group (incorporated in 2020)
Xingsheng
Nature of relationships	An associate of the Group (incorporated in 2020)

[1]	The investments in these associates were disposed by the Group in 2021 and 2022.